CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2024	Sep. 30, 2023
Class A Ordinary Share
Ordinary shares, par value	$ 0	$ 0
Ordinary shares, issued	6,812,261	2,285,826
Ordinary shares, outstanding	6,812,261	2,285,826
Class B Ordinary Share
Ordinary shares, par value	$ 0	$ 0
Ordinary shares, issued	100,698	100,698
Ordinary shares, outstanding	100,698	100,698